Long Term Borrowings	12 Months Ended
Dec. 31, 2011
Long Term Borrowings [Abstract]
Long Term Borrowings

12.Long Term Borrowings

The Senior note is an obligation of Pointer Ridge.  It has a 10 year fixed interest rate of 6.28% and matures on September 5, 2016.

December 31,	2011		2010		2009

	Amount	Rate	Amount	Rate	Amount	Rate
Amount outstanding at year end
FHLB advance due Dec. 2012	$ -	-%	$ 5,000,000	3.358%	$ 5,000,000	3.358%
FHLB advance due Dec. 2012	-	-	5,000,000	3.119	5,000,000	3.119
Senior note	6,284,479	6.280	6,371,947	6.280	6,454,067	6.280
Total	$ 6,284,479		$ 16,371,947		$ 16,454,067

Average for the year
FHLB advance due Nov. 2010	$ -	-%	$ -	-%	$ 4,561,644	3.660%
FHLB advance due Dec. 2012	4,739,726	3.358	5,000,000	3.358	5,000,000	3.358
FHLB advance due Dec. 2012	4,835,616	3.119	5,000,000	3.119	5,000,000	3.119
Senior note, fixed at 6.28%	6,324,792	6.280	6,409,188	6.280	6,489,559	6.280
Total	$ 15,900,134		$ 16,409,188		$ 21,051,203

12.Long Term Borrowings (Continued)

Principal payments on long term debt obligations are due as follows:

Year	Amount
2012	$ 94,385
2013	100,555
2014	107,130
2015	114,134
2016	5,868,275
Remaining	-
$ 6,284,479